S-K 1603, SPAC Sponsor; Conflicts of Interest	Jan. 12, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor [Table Text Block]
Sponsor Information
Our sponsor, NCTK Sponsor LLC, is a Delaware limited liability company, which was formed as a partnership among Kraken, Tribe Capital and Natural Capital to invest in us. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Our sponsor is controlled by a board of managers (the “Sponsor Board of Managers”), consisting of one member appointed by each of Kraken, Tribe Capital and Natural Capital. The Sponsor Board of Managers is currently comprised of Ravi Tanuku, our Chief Executive Officer, Boris Revsin, a member of our board of directors, and Robert Moore, a member of our board of directors. The Sponsor Board of Managers controls the management of our sponsor, including the exercise of voting and investment discretion over the securities held by our sponsor. As of the date of this prospectus, other than Kraken, Tribe Capital and Natural Capital, no other person has a direct material interest in our sponsor. Each of Kraken, Tribe Capital and Natural Capital has equal membership interest in our sponsor. There are no other members of our sponsor other than as described above.
The past performance of the co-founders, the members of our management team or their affiliates is not a guarantee that we will be able to identify a suitable candidate for our initial business combination or of success with respect to any business combination we may consummate. You should not rely on the historical record of the performance of our co-founders, our management team or any of their affiliates as indicative of our future performance.
The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
NCTK Sponsor LLC
7,187,500 Class B ordinary shares(1) (of which 937,500 are subject to forfeiture if the underwriter does not exercise its overallotment option, and of which an aggregate of 120,000 shares will be transferred to our independent directors)
$25,000 or approximately $0.0035 per founder share

2,250,000 private placement warrants, including if the underwriter’s over-allotment option is exercised in full (which may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement)
$2,250,000 (including if the underwriter’s over-allotment option is exercised in full)($1.00 per warrant)

	Up to $300,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses

Sponsor, officers or directors, or our or their affiliates	$30,000 per month	Payment to our sponsor of $30,000 per month, for up to 24 months, for office space, utilities and secretarial and administrative support

Up to $2,000,000 in working capital loans by our sponsor or an affiliate of our sponsor or certain of our officers and directors. Such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.00 per warrant(2)
Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.(3)
Payment of fees and reimbursement of out-of-pocket expenses related to identifying, investigating and completing an initial business combination

(1)
The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination, or earlier at the option of the holder, on a one-for-one basis, subject to adjustment as provided herein. Further, if we increase or decrease the size of this offering, we will effect a share capitalization or a share surrender or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the ownership of our initial shareholders, on an as-converted basis, at 20.00% of our issued and outstanding ordinary shares upon consummation of this offering. As described below under “Offering—Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal price of $0.0035 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering—Payments to insiders.”
(2)
The $1.00 per private placement warrant conversion price for such working capital loans may potentially be significantly less than the market price of our Class A ordinary shares at the time the lenders elect to convert their working capital loans into private placement warrants. Therefore, such private placement warrant issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factors—Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination—We may issue our securities to investors in connection with our initial business combination at a price which is less than the prevailing market price of our securities at that time.”

(3)
For more information, also see “Effecting Our Initial Business Combination—Sources of Target Businesses,” “Management—Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and material dilution upon the closing of this offering. See the sections titled “Dilution” and “Risk Factors—The nominal purchase price paid by our sponsor for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline.”
Pursuant to a letter agreement to be entered into with us, we have agreed not to enter into a definitive agreement regarding an initial business combination without the prior written consent of our sponsor. Further, pursuant to such letter agreement, each of our sponsor, officers and directors has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants, as summarized in the table below. For more information on non-contractual resale restrictions, also see “Description of Securities—Rule 144,” “Description of Securities—Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies” and “Description of Securities—Summary of Resale Restrictions.”
As described under “Risk Factors—Risks Relating to Our Sponsor and Our Management Team—You will not be permitted to exercise your warrants unless we register and qualify the issuance of the underlying Class A ordinary shares and a current prospectus is available, or certain exemptions are available,” the holders of our warrants will not be permitted to exercise their warrants unless we register and qualify the underlying Class A ordinary shares or certain exemptions are available. If the issuance of the Class A ordinary shares upon exercise of our public warrants is not registered or qualified or exempt from registration or qualification, the holders of such warrants will not be entitled to exercise their warrants and the warrants may have no value and expire worthless.
Further, if and when the public warrants become redeemable by us, we may exercise our redemption right at a time that is disadvantageous to you. For more information, also see “Risk Factors—Risks Relating to Our Sponsor and Our Management Team—We may redeem your unexpired public warrants prior to their exercise at a time that is disadvantageous to you, thereby making your public warrants worthless.” Our management team may also require holders to exercise their warrants on a “cashless” basis, which would reduce the number of Class A ordinary shares received by a holder upon exercise of their warrants and thereby reduce the potential equity “upside” of a public holder’s investment in us. For more information, also see “Risk Factors—Risks Relating to Our Securities—Our management’s ability to require holders of our public warrants to exercise such public warrants on a cashless basis will cause holders to receive fewer Class A ordinary shares upon their exercise of the public warrants than they would have received had they been able to exercise their public warrants for cash.”

Subject Securities	Transfer Restrictions	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or	Our sponsor, officers, directors and director nominees.	Transfers are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our sponsor or their

Subject Securities	Transfer Restrictions	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (collectively, “Transfer”), until the earlier of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of the laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the timeframe for us to consummate a business combination or in connection with the consummation of an initial business combination at prices no greater than the price at which the securities were originally purchased; (f) by pro rata distributions from our sponsor to its members, partners or stockholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Delaware or the limited liability company agreement of our sponsor upon dissolution of our sponsor; (h) in the event of our liquidation prior to the consummation of a business combination;

Subject Securities	Transfer Restrictions	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
(i) to a nominee or custodian of a person or entity to whom a disposition or transfer would be permissible under clauses (a) through (g) above; (j) to us for no value for cancellation in connection with the consummation of an initial business combination; and (k) in the event that, subsequent to the consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (collectively, “Permitted Transfers”), provided, however, that, in the case of clauses (a) through (g), and (i) these transferees (the “Permitted Transferees”) must enter into a written agreement with us agreeing to be bound by these transfer restrictions.

Private placement warrants	Agreement not to Transfer until 30 days after the completion of our initial business combination.	Same as above.	Same as above.

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, Class A ordinary shares	Agreement not to Transfer during the period commencing on the date of the underwriting agreement and ending 180 days after such date.	Same as above.	(a) Prior written consent of Santander US Capital Markets LLC or (b) Permitted Transfers.

The letter agreement will also provide that the sponsor and each director and officer agree to vote any founder shares, private placement warrants and any public shares they may own in favor of a proposed initial business combination if we seek shareholder approval for such business combination and in favor of any proposals recommended by our board of directors in connection with such business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto). Further, our sponsor, directors and officers also agree not to redeem any public shares they may hold in connection with such shareholder approval. The letter agreement may not be changed, amended, modified or waived as to any particular provision, except by a written instrument executed by (i) each director and officer signatory to the letter agreement with respect to herself or himself, as applicable, to the extent she or he are the subject of any such change, amendment, modification or waiver, (ii) us, and (iii) our sponsor. Changes, amendments, modifications or waivers to the transfer restrictions that occur within 180 days after the date of the underwriting agreement will require the written consent of the underwriter of this offering. While we do not expect our board to approve any amendment to the letter agreement prior to our initial business combination, it may be possible that our board, in exercising its business judgment and subject to its fiduciary duties, chooses to approve one or more amendments to the letter agreement. Any such amendments to the letter agreement would not require approval from our shareholders and may have an adverse effect on the value of an investment in our securities. For more information, also see “Risk Factors—Risks Relating to our Sponsor and Management Team—Our letter agreement with our sponsor, officers and directors may be amended without shareholder approval” and “Underwriting.”
In order to facilitate our initial business combination or for any other reason determined by our sponsor, our sponsor may, with our consent, (i) surrender or forfeit, transfer or exchange our founder shares, private placement warrants or any of our other securities held by it, including for no consideration in connection with a PIPE financing or otherwise, (ii) subject any such securities to earn-outs or other restrictions, and (iii) enter into any other arrangements with respect to any such securities.
We may approve an amendment or waiver of the letter agreement that would allow the sponsor to directly, or members of our sponsor to indirectly, transfer founder shares and private placement warrants or membership interests in our sponsor in a transaction in which the sponsor removes itself as our sponsor before identifying a business combination. As a result, there is a risk that our sponsor and our officers and directors may divest their ownership or economic interests in us or in our sponsor, which would likely result in our loss of certain key personnel. There can be no assurance that any replacement sponsor or key personnel will successfully identify a business combination target for us, or, even if one is so identified, successfully complete such business combination. See “Risk Factors—Risks Relating to Our Sponsor and Management Team—We may approve an amendment or waiver of the letter agreement that would allow our sponsor to directly, or members of our sponsor to indirectly, transfer founder shares and private placement warrants or membership interests in our sponsor in a transaction in which the sponsor removes itself as our sponsor before identifying a business combination, which may deprive us of key personnel.”

SPAC Sponsor, Controlling Persons [Table Text Block]	Our sponsor is controlled by a board of managers (the “Sponsor Board of Managers”), consisting of one member appointed by each of Kraken, Tribe Capital and Natural Capital. The Sponsor Board of Managers is currently comprised of Ravi Tanuku, our Chief Executive Officer, Boris Revsin, a member of our board of directors, and Robert Moore, a member of our board of directors. The Sponsor Board of Managers controls the management of our sponsor, including the exercise of voting and investment discretion over the securities held by our sponsor.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]	As of the date of this prospectus, other than Kraken, Tribe Capital and Natural Capital, no other person has a direct material interest in our sponsor. Each of Kraken, Tribe Capital and Natural Capital has equal membership interest in our sponsor. There are no other members of our sponsor other than as described above.
SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]
Pursuant to a letter agreement to be entered into with us, we have agreed not to enter into a definitive agreement regarding an initial business combination without the prior written consent of our sponsor. Further, pursuant to such letter agreement, each of our sponsor, officers and directors has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants, as summarized in the table below. For more information on non-contractual resale restrictions, also see “Description of Securities—Rule 144,” “Description of Securities—Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies” and “Description of Securities—Summary of Resale Restrictions.”

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Transfer Restrictions	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or	Our sponsor, officers, directors and director nominees.	Transfers are permitted (a) to our officers or directors, any affiliate or family member of any of our officers or directors, any members or partners of our sponsor or their

Subject Securities	Transfer Restrictions	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (collectively, “Transfer”), until the earlier of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of the laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the timeframe for us to consummate a business combination or in connection with the consummation of an initial business combination at prices no greater than the price at which the securities were originally purchased; (f) by pro rata distributions from our sponsor to its members, partners or stockholders pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Delaware or the limited liability company agreement of our sponsor upon dissolution of our sponsor; (h) in the event of our liquidation prior to the consummation of a business combination;

Subject Securities	Transfer Restrictions	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
(i) to a nominee or custodian of a person or entity to whom a disposition or transfer would be permissible under clauses (a) through (g) above; (j) to us for no value for cancellation in connection with the consummation of an initial business combination; and (k) in the event that, subsequent to the consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property (collectively, “Permitted Transfers”), provided, however, that, in the case of clauses (a) through (g), and (i) these transferees (the “Permitted Transferees”) must enter into a written agreement with us agreeing to be bound by these transfer restrictions.

Private placement warrants	Agreement not to Transfer until 30 days after the completion of our initial business combination.	Same as above.	Same as above.

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, Class A ordinary shares	Agreement not to Transfer during the period commencing on the date of the underwriting agreement and ending 180 days after such date.	Same as above.	(a) Prior written consent of Santander US Capital Markets LLC or (b) Permitted Transfers.

SPAC Sponsor, Conflicts of Interest [Table Text Block]
Conflicts of Interest
Under Cayman Islands law, directors and officers owe the following fiduciary duties:
•	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;
•	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
•	directors should not improperly fetter the exercise of future discretion;
•	duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;
•	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
•	duty to exercise independent judgment.
In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.
As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings. Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Name of Individual	Entity Name	Entity’s Business	Affiliation
Ravi Tanuku	Natural Capital	Investments	General Partner
Sahil Gupta	Kraken	Digital Asset Platform	Principal, Strategic Initiatives
Robert Moore	Kraken	Digital Asset Platform	Vice President of Strategy and Corporate Development
Boris Revsin	Tribe Capital Management, LLC	Investments	Chief Executive Officer and General Partner
Andrew Artz	Dark Arts VC	Investments	Founder and Managing Partner
Joshua Rosenthal	Polychain Capital	Investments	General Partner and Portfolio Manager
Nikita Sachdev	Luna PR	Public Relations	Co-Founder and Chief Executive Officer

In addition, our co-founders, sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our co-founders, sponsor, officers or directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Although we have no formal policy in place for vetting potential conflicts of interest, our board of directors will review any potential conflicts of interest on a case-by-case basis.
Potential investors should also be aware of the following other potential conflicts of interest:
•
None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•
In the course of their other business activities, our co-founders, officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

•
Our initial shareholders purchased founder shares prior to the date of this prospectus and our sponsor will purchase private placement warrants in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares, private placement warrants and any public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders have agreed to waive their redemption rights with respect to any founder shares, private placement warrants and any public shares held by them if we fail to consummate our initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and our sponsor’s investment the private placement warrants will be worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our initial shareholders until the earlier of (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the last sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the rights to exchange their ordinary shares for cash, securities or other property. With certain limited exceptions, the private placement warrants and the Class A ordinary shares underlying such warrants will not be transferable, assignable or salable by our sponsor or its permitted transferees until 30 days after the completion of our initial business combination. Since our sponsor and officers and directors may directly or indirectly own ordinary shares and warrants following this offering, our officers and directors may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within 24 months from the closing of this offering, or by such earlier liquidation date as our board of directors may approve. For more information on the letter agreement in which the transfer restrictions are included and for more information on the limited exceptions to such transfer restrictions, also see “Proposed Business—Our Sponsor.”
•
Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•
Our co-founders, sponsor, officers or directors may have a conflict of interest with respect to evaluating a business combination and financing arrangements as we may obtain loans from our co-founders, sponsor or an affiliate of our sponsor or any of our officers or directors to finance transaction costs in connection with an intended initial business combination. Up to $2,000,000 of such loans may be convertible into private placement warrants, at a price of $1.00 per warrant at the option of the lender. The private placement warrants issued upon conversion of any such loans would be identical to the private placement warrants sold in a private placement concurrently with this offering.

•
The low price of $25,000, or $0.0035 per share, that the initial shareholders paid for 7,187,500 founder shares and the $2,250,000 purchase price for the private placement warrants (including in the event the overallotment option is exercised in full, or $1.00 per warrant, which may be exercised on a cashless basis along with the public warrants under the circumstances specified in the warrant agreement). creates an incentive whereby the initial shareholders could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors. Prior to the completion of this offering, our sponsor will transfer 30,000 founder shares to each of our independent director nominees at their original purchase price.

•
Our sponsor, officers and directors will lose their entire investment in us and will not be reimbursed for any loans extended, fees due or out-of-pocket expense if we do not complete an initial business combination.

The conflicts described above may not be resolved in our favor.
Although we do not intend to enter into a business combination with a target business that is affiliated with our sponsor, our directors or our officers, we are not prohibited from doing so. In the event we enter into such a transaction, we, or a committee of independent directors, would obtain an opinion from an independent entity that commonly renders valuation opinions, or from an independent accounting firm, that such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context. Further, commencing on the date of this prospectus, we have agreed to pay our sponsor a total of $30,000 per month for office space, administrative and support services. In addition to the extent permitted by law, we may pay our sponsor or any of our existing officers or directors, or any entity with which they are affiliated, a finder’s fee, consulting fee or other compensation in connection with identifying, investigating and completing our initial business combination. We cannot assure you that any of the above mentioned conflicts will be resolved in our favor.
In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares and any public shares purchased during or after the offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).
For more information on certain risks and conflicts of interests, please also see “Risk Factors—Risks Relating to our Sponsor and Management Team.”

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Name of Individual	Entity Name	Entity’s Business	Affiliation
Ravi Tanuku	Natural Capital	Investments	General Partner
Sahil Gupta	Kraken	Digital Asset Platform	Principal, Strategic Initiatives
Robert Moore	Kraken	Digital Asset Platform	Vice President of Strategy and Corporate Development
Boris Revsin	Tribe Capital Management, LLC	Investments	Chief Executive Officer and General Partner
Andrew Artz	Dark Arts VC	Investments	Founder and Managing Partner
Joshua Rosenthal	Polychain Capital	Investments	General Partner and Portfolio Manager
Nikita Sachdev	Luna PR	Public Relations	Co-Founder and Chief Executive Officer